    As filed with the Securities and Exchange Commission on October 7, 2005


                                                             File Nos. 333-50540
                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
                                                                              []

Post-Effective Amendment No. 14
                                                                             [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 127
                                                                             [x]

                        (Check Appropriate Box or Boxes)


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)


                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California
                                                                           92660

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                      MetLife Investors Insurance Company
                            22 Corporate Plaza Drive
                        Newport Beach, California 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on November 7, 2005 pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

     This registration statement incorporates herein by reference the prospectuses (the "Prospectuses"), and the statement of additional information, each dated May 1, 2005 for the Class VA, Class AA, and Class B contracts, included in Post-Effective Amendment No. 11 to the registration statement on Form N-4 (File No. 333-50540) filed on April 26, 2005 pursuant to paragraph (b) of Rule 485.


     This registration statement incorporates herein by reference the supplement to the Prospectus dated June 24, 2005 for the Class VA Prospectus dated May 1, 2005, as filed on June 24, 2005 pursuant to Rule 497.


     This registration statement incorporates herein by reference the supplements to the Prospectuses dated November 1, 2005 included in Post-Effective Amendment No. 12 to the registration statement on Form N-4 (File No. 333-50540), as filed on July 13, 2005 pursuant to paragraph (a) of Rule 485.


     This registration statement incorporates herein by reference the supplement to the Prospectus dated July 27, 2005 for the Class AA Prospectus dated May 1, 2005 as filed on July 27, 2005 pursuant to Rule 497.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.     Report of Independent Auditors.

2.     Statement of Assets and Liabilities as of December 31, 2004.

3.     Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.     Notes to Financial Statements - December 31, 2004.

The following consolidated financial statements of the Company are included in Part B hereof:

1.     Report of Independent Auditors.

2.     Consolidated Balance Sheets as of December 31, 2004 and 2003.

3. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

6.     Notes to Consolidated Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1.   (i)
     Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(5)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(15)

2.     Not Applicable.

3.   (i)
     Form of Principal Underwriter's and Selling Agreement(8)

  (ii)      Principal Underwriter's and Selling Agreement (effective January 1,
2001)(15)

  (iii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(15)

  (iv) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(15)

4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(7)

  (ii)      Enhanced Dollar Cost Averaging Rider(7)

  (iii)      Three Month Market Entry Rider(7)

  (iv)      Death Benefit Rider - (Compounded-Plus)(7)

  (v)      Death Benefit Rider - (Annual)(7)

  (vi)      Death Benefit Rider - (Annual Step-Up)(7)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(7)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(7)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(7)

  (x)      Terminal Illness Rider(7)

  (xi)      Individual Retirement Annuity Endorsement(7)

  (xii)      Roth Individual Retirement Annuity Endorsement(7)

  (xiii)      401 Plan Endorsement(7)

  (xiv)      Tax Sheltered Annuity Endorsement(7)

  (xv)      Unisex Annuity Rates Rider(7)

  (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company)(10)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(12)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(14)

  (xvix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
(7/04)(15)

  (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(15)

  (xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(15)

  (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02)(15)

  (xxiii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02)(15)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)(15)

  (xxv) Form of Guaranteed Miminimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (17)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (17)

  (xxvii)      Form of Three Month Market Entry Rider 7013-1 (5/05) (17)

  (xxviii)      Form of Contract Schedule 7028-3 (5/05) (17)

  (xxix) Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (18)

  (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (19)

  (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (19)

  (xxxii)      Guaranteed Minimum Accumulation Benefit Rider-Living Benefit
(GMAB) MLIC-670-1 (11/05) (19)


  (xxxiii)      Designated Beneficiary Non-Qualified Annuity Endorsement
MLI-NQ-1 (11/05)-I (20)


5.   (i)
     Variable Annuity Application(7)

  (ii) Form of Variable Annuity Application (Class B) (7029(11/00)) (APPVA-504B)(13)

  (iii) Form of Variable Annuity Application (Class AA) (7029(1/01) (APPVA-504AA)(13)

  (iv) Forms of Variable Annuity Application: Class VA 7029(7/04) APPVA-504VA; Class AA 7029(7/04) APPVA-504AA; and Class B 7029(7/04) APPVA-504B.(14)

  (v)      Form of Variable Annuity Application (Class VA) 7029 (1/05)
       APPVA105VA (17)

  (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (19)

  (vii)      Form of Variable Annuity Application (Class B) 7029 (4/05)
APPVA-505B (19)

6.   (i)
     Copy of Articles of Incorporation of the Company(1)

  (ii)      Copy of the Bylaws of the Company(1)

7.   (i)
     Reinsurance Agreement between MetLife Investors Insurance Company and
        Metropolitan Life Insurance Company(11)

  (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd(11)

8.   (i)
     Form of Fund Participation Agreement by and among AIM Variable Insurance
        Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (1997)(3)

  (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (1997)(2)

  (iii) Form of Fund Participation Agreement between Cova Financial Services Life Insurance Company and each of Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund; Inc. (November 1,
       1999)(6)

  (iv) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (May 1, 1998)(5)

  (v) Form of Fund Participation Agreement between Scudder Variable Life Investment Fund and Cova Financial Services Life Insurance Company (1999)(6)

  (vi)      (a)
          Form of Fund Participation Agreement among MFS Variable Insurance
           Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company (November 1997)(2)

    (b) Partial Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (January 28,
       1999)(16)

    (c) Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (1998)(16)


    (d) Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(16)

  (vii)      (a)
          Form of Fund Participation Agreement among Cova Financial Services
           Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC (November 15, 1999)(6)

    (b) Amendment No. 1 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective April 1, 2000); and Amendment No. 2 to Participation Agreement Among Cova Financial Life Insurance Company, PIMCO Variable Trust and PIMCO Distributors LLC dated November 15, 1999 (effective February 12, 2001)(16)

    (c) PIMCO Variable Insurance Trust Services Agreement between PIMCO Variable Insurance Trust and Cova Financial Life Insurance Company dated April 1, 2000 (16)

  (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (December 12, 1997)(3)

  (ix) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (x) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (xi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company (November 17, 1997)(4)

  (xii)      (a)
          Participation Agreement Among Met Investors Series Trust, Met
           Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(11)

    (b) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)(11)



  (xiii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000)(15)

  (xiv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (filed herewith)



9.     Opinion and Consent of Counsel(13)


10.   (i)
     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (to be filed by amendment)

  (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (to be filed by amendment)

  (iii) Consent of Counsel (MetLife Investors Insurance Company) (to be filed by amendment)

11.     Not Applicable

12.     Agreement Governing Contribution(5)

13.   (i)
     Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A.
        Buffum, Michael R Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke(13)

  (ii)      Power of Attorney for Matthew K. Wessel (18)

(1) incorporated herein by reference to Registrant's Form N-4 (File Nos.333-34741 and 811-05200) filed electronically on August 29, 1997.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) filed electronically on November 20, 1997.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on January 26, 1998.

(4) incorporated herein by reference to Registrant's Amendment No. 11 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 30, 1998.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) filed electronically on May 1, 2000.

(7) incorporated herein by reference to Registrant's N-4 (File Nos.333-50540 and 811-05200) filed electronically on November 22, 2000.

(8) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-50540 and 811-05200) filed electronically on March 6, 2001.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendent No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(15) incorporated herein by reference to Registrant's Post-Effective Amendent No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on November 2, 2004.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA 92660
Susan A. Buffum                            Director
334 Madison Avenue
Convent Station, NJ 07961



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------------
Matthew K. Wessel                          Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
James P. Bossert                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Michael R. Fanning                         Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                        Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary and Director
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Betty Davis                                Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907




NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      -------------------------------------
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Garth A. Bernard                           Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                          Vice President
501 Boylston Street
Boston, MA 02116
Kenneth J. Eiger                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Bennett D. Klienberg                       Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                          Vice President
260 Madison Avenue
New York, NY 10016
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

     On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of July 31, 2005, for Class VA contracts there were 3,055 qualified contract owners and 1,990 non-qualified contract owners; for Class AA contracts there were 8,015 qualified contract owners and 6,200 non-qualified contract owners; and for Class B contracts there were 2,252 qualified contract owners and 4,017 non-qualified contract owners.


ITEM 28. INDEMNIFICATION


     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


     The Bylaws of the Company (Article IV, Section 1) provide that:

     Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise

(including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

      Met Investors Series Trust MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One MetLife Investors Variable Life Account Five First MetLife Investors Variable Annuity Account One General American Separate Account Eleven General American Separate Account Twenty-Eight General American Separate Account Twenty-Nine General American Separate Account Two Security Equity Separate Account Twenty-Six Security Equity Separate Account Twenty-Seven Separate Account A of Paragon Life Separate Account B of Paragon Life Separate Account C of Paragon Life Separate Account D of Paragon Life

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      --------------------------------------------------
Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul Sylvester                             President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962




NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      -----------------------------------------------------------------
Elizabeth M. Forget                        Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                            Executive Vice President, National Sales Manager-Life
22 Corporate Plaza Drive
Newport Beach, CA 92660
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel and Secretary
Newport Beach, CA 92660
Timothy A. Spangenberg                     Executive Vice President and Chief Financial Officer
13045 Tesson Ferry Road
St. Louis, MO 63128
Leslie Sutherland                          Senior Vice President, Channel Head-Broker Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                           Senior Vice President, Channel Head-Wirehouse
22 Corporate Plaza Drive
Newport Beach, CA 92660
Douglas P. Rodgers                         Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Roderick Halvorson                         Senior Vice President, Channel Head-Banks
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Curtis Wohlers                             Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                         Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                              Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
David DeCarlo                              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Anthony J. Dufault                         Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Paul M. Kos                                Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660





NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
James R. Fitzpatrick                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Cathy Sturdivant                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Paulina Vakouros                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
John E. Petersen                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Craig W. Markham                           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                           Vice President, National Accounts
22 Corporate Plaza Drive
Newport Beach, CA 92660


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $80,238,318              $0                  $0                 $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 30th day of September 2005.



        METLIFE INVESTORS VARIABLE ANNUITY
        ACCOUNT ONE
        (Registrant)
        By:        METLIFE INVESTORS INSURANCE COMPANY
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                      President and Chief Executive Officer
        METLIFE INVESTORS INSURANCE COMPANY
        (Depositor)
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                      President and Chief Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 30, 2005.



/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*                  Executive Vice President and Chief Financial Officer
--------------------------------
                                        (Principal Accounting Officer)
Matthew K. Wessel
/s/ Susan A. Buffum*                    Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*                 Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper



        *By:        /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    September 30, 2005


* Metlife Investors Insurance Company, Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004, except for Matthew K. Wessel whose power of attorney

  is incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed as Exhibit 13(ii) on July 13, 2005.

                                INDEX TO EXHIBITS

8(xiv)      Participation Agreement Among Metropolitan Series Fund, Inc.,
       MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004)